Annual Fund Operating Expenses - Patient Opportunity Trust	Apr. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Patient Opportunity Trust, Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.46%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.67%	[1]
Expenses (as a percentage of Assets)	1.69%
Fee Waiver or Reimbursement	0.00%	[2],[3],[4]
Net Expenses (as a percentage of Assets)	1.69%
Patient Opportunity Trust, Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.47%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.67%	[1]
Expenses (as a percentage of Assets)	2.44%
Fee Waiver or Reimbursement	0.00%	[2],[3],[4]
Net Expenses (as a percentage of Assets)	2.44%
Patient Opportunity Trust, Class FI
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.46%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.26%
Other Expenses (as a percentage of Assets):	0.72%	[1]
Expenses (as a percentage of Assets)	1.74%
Fee Waiver or Reimbursement	0.00%	[2],[3],[4]
Net Expenses (as a percentage of Assets)	1.74%
Patient Opportunity Trust, Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.46%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.67%	[1]
Expenses (as a percentage of Assets)	1.44%
Fee Waiver or Reimbursement	(0.05%)	[2],[3],[4]
Net Expenses (as a percentage of Assets)	1.39%
Patient Opportunity Trust, Class IS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.45%
Component2 Other Expenses	0.01%
Component3 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.56%	[1]
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement	0.00%	[2],[3],[4]
Net Expenses (as a percentage of Assets)	1.33%
Patient Opportunity Trust, Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.47%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.67%	[1]
Expenses (as a percentage of Assets)	1.94%
Fee Waiver or Reimbursement	0.00%	[2],[3],[4]
Net Expenses (as a percentage of Assets)	1.94%

[1]	“Other expenses” include interest charges on borrowings. The net expense ratio for each share class would be as follows if the interest charges on borrowings were excluded: Class A, 1.23%, Class C, 1.97%, Class FI, 1.28%, Class I, 0.93%, Class IS, 0.88%, and Class R, 1.47%, respectively. “Other expenses” also include fees and expenses recouped by Patient Capital Management, LLC (the “Advisor”) as described in footnotes 4 and 5 below.
[2]	The Advisor has also contractually agreed to reimburse operating expenses applicable to Class I (other than management fees, front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses (does not include fees and expenses of the Patient Opportunity Cayman Ltd.), expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, or extraordinary expenses such as litigation) in order to limit the total annual fund operating expenses for Class I (after fee waivers and/or expense reimbursements) to 0.93% of average daily net assets attributable to Class I shares. This contractual limit may be referred to as the “Class I Expense Cap.” The Advisor may request recoupment from Class I of previously waived fees and reimbursed expenses under the Class I Expense Cap for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Class I expense ratio (after recoupment is taken into account) to exceed the lower of: (1) the Class I Expense Cap in place at the time such amounts were waived or paid, or (2) the Class I Expense Cap at the time of the recoupment. The Class I Expense Cap will remain in effect through at least April 30, 2027.

[3]	The Advisor has contractually agreed to waive fees and/or reimburse operating expenses (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses (does not include fees and expenses of the Patient Opportunity Cayman Ltd.), expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) in order to limit the total annual fund operating expenses (after fee waivers and/or expense reimbursements) to 0.88% of average daily net assets for all share classes of the Fund. This contractual limit may be referred to as the “Expense Cap.” The Advisor may request recoupment from the Fund of previously waived fees and reimbursed expenses under the Expense Cap for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after recoupment is taken into account) to exceed the lower of: (1) the Expense Cap in place at the time such amounts were waived or paid, or (2) the Fund’s Expense Cap at the time of the recoupment. The Expense Cap will remain in effect through at least April 30, 2027.
[4]	The Advisor has contractually agreed to waive the entire management fee it charges to the Subsidiary (defined below). This undertaking will continue in effect for so long as the Fund invests in the Subsidiary and may be terminated only with the approval of the Board of Trustees (the “Board”) of Advisor Managed Portfolios (the “Trust”).